September 30, 2018

2018 Annual Report to Shareholders

QQQ	Invesco QQQ TrustSM, Series 1

Effective June 4, 2018, the Trust’s name changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Introduction

The Invesco QQQ TrustSM, Series 1 (the “Trust’’) is a unit investment trust that issues securities called Invesco QQQ SharesSM. The Trust holds all of the component securities of the NASDAQ-100 Index® (the “Index”). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index (the component securities of the Index are sometimes referred to herein as “Index Securities”). There can be no assurance that this investment objective will be met fully.

1

Schedule of Investments(a)

Invesco QQQ TrustSM, Series 1 (QQQ)

September 30, 2018

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Airlines—0.2%
3,887,457	American Airlines Group, Inc.	$160,668,598

	Automobiles—0.5%
1,440,069	Tesla, Inc.(b)	381,287,069

	Beverages—2.2%
4,664,242	Monster Beverage Corp.(b)	271,832,024
11,939,060	PepsiCo, Inc.	1,334,786,908

		1,606,618,932

	Biotechnology—6.1%
1,881,351	Alexion Pharmaceuticals, Inc.(b)	261,526,602
5,463,995	Amgen, Inc.	1,132,631,524
1,700,515	Biogen, Inc.(b)	600,808,955
1,499,218	BioMarin Pharmaceutical, Inc.(b)	145,379,169
5,937,555	Celgene Corp.(b)	531,351,797
10,943,151	Gilead Sciences, Inc.	844,920,689
1,794,541	Incyte Corp.(b)	123,966,892
896,074	Regeneron Pharmaceuticals, Inc.(b)	362,049,739
572,130	Shire PLC ADR	103,710,005
2,157,292	Vertex Pharmaceuticals, Inc.(b)	415,796,460

		4,522,141,832

	Commercial Services & Supplies—0.2%
897,203	Cintas Corp.	177,475,725

	Communications Equipment—2.6%
39,699,756	Cisco Systems, Inc.	1,931,393,129

	Computers & Peripherals—12.8%
40,772,214	Apple, Inc.	9,203,919,588
2,424,313	Seagate Technology PLC	114,791,221
2,459,477	Western Digital Corp.	143,977,784

		9,462,688,593

	Entertainment—4.4%
6,435,896	Activision Blizzard, Inc.	535,402,188
2,573,219	Electronic Arts, Inc.(b)	310,047,157
644,350	NetEase, Inc. ADR	147,072,887
3,675,907	Netflix, Inc.(b)	1,375,267,086
960,926	Take-Two Interactive Software, Inc.(b)	132,598,179
8,897,905	Twenty-First Century Fox, Inc., Class A	412,239,939
6,740,841	Twenty-First Century Fox, Inc., Class B	308,865,335

		3,221,492,771

	Food & Staples Retailing—2.0%
3,702,071	Costco Wholesale Corp.	869,542,436
8,377,450	Walgreens Boots Alliance, Inc.	610,716,105

		1,480,258,541

	Food Products—1.5%
10,292,357	Kraft Heinz Co. (The)	567,211,795
12,380,144	Mondelez International, Inc., Class A	531,850,986

		1,099,062,781

	Health Care Equipment & Supplies—1.6%
677,986	Align Technology, Inc.(b)	265,241,683
1,876,949	DENTSPLY Sirona, Inc.	70,836,055
2,297,164	Hologic, Inc.(b)	94,137,781
730,984	IDEXX Laboratories, Inc.(b)	182,497,465
960,240	Intuitive Surgical, Inc.(b)	551,177,760

		1,163,890,744

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care Providers & Services—0.8%
4,746,142	Express Scripts Holding Co.(b)	$450,930,952
1,292,574	Henry Schein, Inc.(b)	109,907,567

		560,838,519

	Health Care Technology—0.2%
2,777,290	Cerner Corp.(b)	178,885,249

	Hotels, Restaurants & Leisure—1.6%
2,929,086	Marriott International, Inc., Class A	386,727,225
11,388,525	Starbucks Corp.	647,323,761
917,073	Wynn Resorts Ltd.	116,523,295

		1,150,574,281

	Interactive Media & Services—14.1%
2,523,269	Alphabet, Inc., Class A(b)	3,045,787,544
2,953,515	Alphabet, Inc., Class C(b)	3,524,931,547
2,369,851	Baidu, Inc. ADR(b)	541,937,527
20,358,397	Facebook, Inc., Class A(b)	3,348,141,971

		10,460,798,589

	Internet & Catalog Retail—13.5%
4,117,356	Amazon.com, Inc.(b)	8,247,064,068
400,671	Booking Holdings, Inc.(b)	794,931,264
3,933,148	Ctrip.com International Ltd. ADR(b)	146,195,111
8,353,295	eBay, Inc.(b)	275,825,801
1,153,548	Expedia Group, Inc.	150,514,943
7,788,472	JD.com, Inc. ADR(b)	203,201,234
372,783	MercadoLibre, Inc.	126,921,428
3,638,570	Qurate Retail, Inc.(b)	80,812,640

		10,025,466,489

	IT Services—3.1%
3,698,106	Automatic Data Processing, Inc.	557,156,650
4,898,112	Cognizant Technology Solutions Corp., Class A	377,889,341
3,418,253	Fiserv, Inc.(b)	281,595,682
3,030,502	Paychex, Inc.	223,196,472
9,991,997	Paypal Holdings, Inc.(b)	877,697,017

		2,317,535,162

	Leisure Equipment & Products—0.2%
1,071,596	Hasbro, Inc.	112,646,172

	Life Sciences Tools & Services—0.6%
1,240,912	Illumina, Inc.(b)	455,489,159

	Machinery—0.3%
2,959,117	PACCAR, Inc.	201,782,188

	Media—3.3%
1,957,287	Charter Communications, Inc., Class A(b)	637,840,688
38,599,096	Comcast Corp., Class A	1,366,793,989
1,743,776	Liberty Global PLC, Class A(b)	50,447,440
4,660,419	Liberty Global PLC, Class C(b)	131,237,399
37,886,679	Sirius XM Holdings, Inc.	239,443,811

		2,425,763,327

	Multiline Retail—0.2%
2,008,231	Dollar Tree, Inc.(b)	163,771,238

	Pharmaceuticals—0.2%
4,352,157	Mylan NV(b)	159,288,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2

Schedule of Investments(a) (continued)

Invesco QQQ TrustSM, Series 1 (QQQ)

September 30, 2018

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Professional Services—0.2%
1,390,415	Verisk Analytics, Inc.(b)	$167,614,528

	Road & Rail—0.9%
7,249,784	CSX Corp.	536,846,505
923,029	JB Hunt Transport Services, Inc.	109,785,069

		646,631,574

	Semiconductors & Semiconductor Equipment—10.9%
3,137,563	Analog Devices, Inc.	290,099,075
8,297,919	Applied Materials, Inc.	320,714,569
611,304	ASML Holding NV(c)	114,937,378
3,644,027	Broadcom, Inc.	899,090,782
38,924,222	Intel Corp.	1,840,726,459
1,317,990	KLA-Tencor Corp.	134,052,763
1,330,183	Lam Research Corp.	201,788,761
2,346,913	Maxim Integrated Products, Inc.	132,342,424
1,988,484	Microchip Technology, Inc.	156,911,273
9,790,623	Micron Technology, Inc.(b)	442,829,878
5,132,419	NVIDIA Corp.	1,442,312,387
12,401,544	QUALCOMM, Inc.	893,283,214
1,510,898	Skyworks Solutions, Inc.	137,053,558
8,206,870	Texas Instruments, Inc.	880,515,082
2,134,918	Xilinx, Inc.	171,156,376

		8,057,813,979

	Software—13.9%
4,133,569	Adobe Systems, Inc.(b)	1,115,856,951
1,845,469	Autodesk, Inc.(b)	288,096,166
3,530,001	CA, Inc.	155,849,544
2,387,324	Cadence Design Systems, Inc.(b)	108,193,524
1,318,709	Check Point Software Technologies Ltd.(b)	155,172,488
1,145,178	Citrix Systems, Inc.(b)	127,297,986
2,183,664	Intuit, Inc.	496,565,194
64,731,916	Microsoft Corp.	7,403,389,233
5,246,799	Symantec Corp.	111,651,883
1,254,354	Synopsys, Inc.(b)	123,691,848
1,232,481	Workday, Inc., Class A(b)	179,917,576

		10,265,682,393

	Specialty Retail—0.9%
680,148	O’Reilly Automotive, Inc.(b)	236,229,003
3,178,649	Ross Stores, Inc.	315,004,116
504,480	Ulta Beauty, Inc.(b)	142,323,898

		693,557,017

	Trading Companies & Distributors—0.2%
2,422,364	Fastenal Co.	140,545,559

	Wireless Telecommunication Services—0.8%
7,151,911	T-Mobile US, Inc.(b)	501,921,114
4,008,707	Vodafone Group PLC ADR	86,988,942

		588,910,056

	Total Investments in Securities (Cost $73,515,860,014)—100.0%	73,980,573,140
	Other assets less liabilities—0.0%	21,710,869

	Net Assets—100.0%	$74,002,284,009

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	New York Registry Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Statement of Assets and Liabilities

September 30, 2018

Invesco QQQ TrustSM, Series 1 (QQQ)
Assets:
Investments in securities, at value	$73,980,573,140
Cash	190,025,013
Receivables:
Investments sold	937,897,321
Shares sold	827,190,154
Dividends	11,403,066

Total Assets	75,947,088,694

Liabilities:
Payables:
Shares repurchased	938,062,776
Investments purchased	826,478,429
Distributions	131,042,650
Amount due to Sponsor	27,583,291
Amount due to Licensor	14,573,577
Amount due to Trustee	6,363,418
Accrued expenses	700,544

Total Liabilities	1,944,804,685

Net Assets	$74,002,284,009

Net Assets Consist of:
Shares of beneficial interest	$76,886,412,268
Undistributed net investment income	7,060,957
Undistributed net realized gain (loss)	(3,355,902,342)
Net unrealized appreciation	464,713,126

Net Assets	$74,002,284,009

Shares outstanding (unlimited shares authorized, no par value)	398,450,000

Net asset value	$185.73

Investments in securities, at cost	$73,515,860,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Statements of Operations

For the years ended September 30, 2018, 2017, 2016

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2018	2017	2016
Investment Income:
Dividend income	$661,960,717	$564,847,024	$519,683,143
Foreign withholding tax	(140,648)	—	(73,945)

Total Income	661,820,069	564,847,024	519,609,198

Expenses:
Licensing fees	52,909,352	39,745,597	33,337,145
Marketing expenses	38,226,217	26,129,704	20,191,614
Trustee fees	33,305,135	26,301,891	22,333,835
Professional fees	153,936	124,352	124,879
Other expenses	1,428,691	809,161	1,129,262

Total Expenses	126,023,331	93,110,705	77,116,735

Net Investment Income	535,796,738	471,736,319	442,492,463

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(641,502,534)	(269,285,290)	(1,001,892,563)
In-kind redemptions	13,297,440,988	9,004,808,623	3,709,338,441

Net realized gain	12,655,938,454	8,735,523,333	2,707,445,878

Net change in unrealized appreciation on investment securities	1,966,756,314	596,159,891	2,767,708,537

Net realized and unrealized gain	14,622,694,768	9,331,683,224	5,475,154,415

Net increase in net assets resulting from operations	$15,158,491,506	$9,803,419,543	$5,917,646,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statements of Changes in Net Assets

For the years ended September 30, 2018, 2017, 2016

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2018	2017	2016
Operations:
Net investment income	$535,796,738	$471,736,319	$442,492,463
Net realized gain	12,655,938,454	8,735,523,333	2,707,445,878
Net change in unrealized appreciation	1,966,756,314	596,159,891	2,767,708,537

Net increase in net assets resulting from operations	15,158,491,506	9,803,419,543	5,917,646,878

Distributions to Shareholders from:
Net investment income	(505,099,267)	(470,968,171)	(433,083,827)

Shareholder Transactions:
Proceeds from shares sold	151,446,113,315	117,962,019,824	90,897,588,061
Value of shares repurchased	(144,274,856,274)	(114,652,657,343)	(93,669,443,359)
Net increase (decrease) in net assets resulting from shares transactions	7,171,257,041	3,309,362,481	(2,771,855,298)

Increase in Net Assets	21,824,649,280	12,641,813,853	2,712,707,753

Net Assets:
Beginning of year	52,177,634,729	39,535,820,876	36,823,113,123

End of year	$74,002,284,009	$52,177,634,729	$39,535,820,876

Undistributed net investment income at end of year	$7,060,957	$(11,117,839)	$14,909,771

Changes in Shares Outstanding:
Shares sold	911,400,000	888,200,000	831,600,000
Shares repurchased	(871,500,000)	(862,650,000)	(860,050,000)
Shares outstanding, beginning of year	358,550,000	333,000,000	361,450,000

Shares outstanding, ending of year	398,450,000	358,550,000	333,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Financial Highlights

Invesco QQQ TrustSM, Series 1 (QQQ)

	Year Ended September 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of year	$145.52	$118.73	$101.88	$98.77	$78.80
Net investment income(a)	1.42	1.33	1.26	1.16	1.41
Net realized and unrealized gain on investments	40.10	26.79	16.83	3.10	19.90
Total from investment operations	41.52	28.12	18.09	4.26	21.31
Distributions to Shareholders from:
Net investment income	(1.31)	(1.33)	(1.24)	(1.15)	(1.34)
Net asset value at end of year	$185.73	$145.52	$118.73	$101.88	$98.77
Net Asset Value Total Return(b)	28.60%	23.82%	17.85%	4.27%	27.20%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$74,002,284	$52,177,635	$39,535,821	$36,823,113	$42,057,804
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.85%	1.01%	1.15%	1.10%	1.57%
Portfolio turnover rate(c)	4.94%	4.16%	7.49%	11.43%	5.19%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Notes to Financial Statements

Invesco QQQ TrustSM, Series 1

September 30, 2018

Note 1. Organization

The Invesco QQQ TrustSM, Series 1 (the “Trust”), formerly PowerShares QQQ TrustSM, Series 1, is a unit investment trust organized under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective June 4, 2018, the Trust’s name changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on the NASDAQ Global Market tier of NASDAQ.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the NASDAQ—100 Index® (the “Underlying Index”).

The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Underlying Index.

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”), formerly Invesco PowerShares Capital Management LLC. Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the net asset value of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in preparation of its financial statements.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B. Other Risks

Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that the Trust holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Trust holds participate or factors relating to specific companies in which the Trust invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Trust holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Trust holds. In addition, securities of an issuer in the Trust’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

8

Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, the expiration of capital loss carryforwards and return of capital adjustments on investments, if any.

The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

E. Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of the Trust.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.20% per annum of the daily NAV of the Trust.

F. Dividends and Distributions to Shareholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

G. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Agreements with the Trustee, Licensor and Sponsor

The Trust accrues daily and pays monthly the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The NASDAQ OMX Group, Inc. (the “Licensor”) for a license to use the Index as a basis for determining the composition and weighting of securities held by the Trust.

9

The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the Invesco EQQQ Fund, formerly PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the Invesco EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no express termination date.

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*

The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.

Marketing expenses for the years ended September 30, 2018, 2017 and 2016, represent expenses incurred by the Sponsor, if any, on behalf of the Trust and charged to the Trust, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2018, and until determined otherwise, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily net asset value of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeds such 0.20% amount, the Sponsor has agreed to reimburse the Trust for or assume such excess ordinary operating expenses. The Sponsor may be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.20% per annum level on any given day.

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the fiscal year ended September 30, 2018, there were no transfers between valuation levels.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2018, 2017 and 2016:

	2018	2017	2016
Ordinary Income	$505,099,267	$470,968,171	$433,083,827

Tax Components of Net Assets at Fiscal Year-End:

Undistributed Ordinary Income	$111,510,651
Temporary Book/Tax Differences	(131,042,645)
Net Unrealized Appreciation (Depreciation)	395,784,277
Capital Loss Carryforward	(2,953,563,648)
Post-October Capital Losses Deferrals*	(306,816,894)
Shares of Beneficial Interest	76,886,412,268

Total Net Assets	$74,002,284,009

*

The Trust will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of the Trust’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for the Trust as of September 30, 2018.

	Post-effective/ no expiration
2019	Short-Term	Long-Term	Total*
$145,185,141	$120,746,459	$2,687,632,048	$2,953,563,648

*

Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the fiscal year ended September 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $3,133,478,542 and $3,115,176,512, respectively.

For the fiscal year ended September 30, 2018, in-kind transactions associated with creations and redemptions were $151,313,624,129 and $144,136,498,829, respectively.

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Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At September 30, 2018, cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

Aggregate unrealized appreciation of investments	$4,822,536,407
Aggregate unrealized (depreciation) of investments	(4,426,752,130)

Net unrealized appreciation (depreciation) of investments	$395,784,277

Cost of investments for tax purposes is $73,584,788,863

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, and expired capital loss carryforwards on September 30, 2018, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Trust. For the fiscal year ended September 30, 2018, the reclassifications were as follows:

Undistributed Net Investment Income	$(12,518,675)
Undistributed Net Realized Gain (Loss)	(11,513,961,434)
Shares of Beneficial Interest	11,526,480,109

Note 8. Capital

The Trust’s Shares are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Invesco QQQ shares and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.

Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders. For the years ended September 30, 2018, 2017 and 2016, the Trustee earned $1,569,150, $1,505,750 and $1,371,500, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2018, 2017 and 2016.

Note 9. Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Unitholders of Invesco QQQ TrustSM, Series 1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco QQQ Trust SM, Series 1 (hereafter referred to as the “Trust”) as of September 30, 2018, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2018, the results of its operations and changes in its net assets for each of the three years in the period ended September 30, 2018, and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois

December 14, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Supplemental Information

(Unaudited)

Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and the Trust’s net asset value. Net Asset Value, or “NAV”, is the price at which a Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by The Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2013 through September 30, 2018.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

Invesco QQQ TrustSM, Series 1

Five Year Period Ended September 30, 2018

Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days
Greater than 0.25%	6	0.48%
Between zero and 0.25%	587	46.62%
Closing Price Equal to NAV	—	—%
Between zero and -0.25%	664	52.74%
Less than -0.25%	2	0.16%
Total	1,259	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Annualized and Cumulative Returns for Invesco QQQ TrustSM, Series 1

Annualized Total Return

For the Period Ending September 30, 2018

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM, Series 1	28.60%	28.57%	28.91%	20.00%	20.01%	20.28%	17.98%	17.98%	18.23%	7.49%	7.48%	7.72%

Cumulative Total Return

For the Period Ending September 30, 2018

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM, Series 1	28.60%	28.57%	28.91%	148.88%	148.93%	151.72%	422.51%	422.71%	433.73%	310.70%	309.83%	327.83%

(a)

Annualized Total Return and Cumulative Total Return and for the period since inception is calculated from the inception date March 10, 1999. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

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Supplemental Information (continued)

(Unaudited)

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and net asset value, respectively. Since Trust shares typically do not trade in the secondary market until after several days after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike the Trust, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Trust. Trust expenses negatively impact the performance of the Trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. The Trust’s past performance is no guarantee of future results.

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Supplemental Information (continued)

(Unaudited)

Amendment No. 6 to the Standard Terms and Conditions of Trust, dated as of January 26, 2018 (“Amendment No. 6”), made by the Sponsor and the Trustee, amended the Standard Terms and Conditions of Trust dated as of March 1, 1999, and effective as of March 4, 1999, as previously amended on April 17, 2001, February 4, 2004, January 1, 2006, November 16, 2012, and August 2, 2017, to restate paragraph (g) of Section 3.04, “Certain Deductions and Distributions,” as follows:

The Trustee shall compute on a daily basis the dividends accumulated and declared for the Securities within each Accumulation Period. For the avoidance of doubt, amounts received in respect of Income Net of Expense Amount payments to the Trust in connection with Portfolio Deposits are excluded from the calculation of dividends accumulated and declared for the Securities within each Accumulation Period as used in the preceding sentence and referenced hereafter in this paragraph. The regular quarterly ex-dividend date for PowerShares QQQ Trust will be the first Business Day subsequent to the third Friday in each of March, June, September and December (the “Ex-Dividend Date”). Beneficial Owners as reflected on the records of the Depository and the DTC Participants on the first (1st) Business Day following the Ex-Dividend Date (the “Record Date”) will be entitled to receive an amount (if any) representing dividends accumulated on the Securities through the quarterly Accumulation Period which ends on the Business Day-preceding such Ex-Dividend Date (including securities with ex-dividend dates falling within such quarterly dividend period) and other income, if any, received by the Trust, net of fees and expenses of the Trust, accrued daily for such period. In the event that Trust fees and expenses exceed dividends accumulated on the Securities for such period, no distributions to Beneficial Owners shall be made. In addition, no dividend distribution shall be made for any given quarter, and such amount shall be rolled over into the next quarterly Accumulation Period, if the aggregate dividend distribution so determined would be in an amount less than 5⁄100 of one percent (0.05%) of the net asset value of the Trust as of the Friday in the week immediately preceding the Ex-Dividend Date, unless the Trustee determines that such dividend distribution is required to be made to maintain the Trust’s status as a Regulated Investment Company or to avoid the imposition of income or excise taxes on undistributed income. For the purposes of all dividend distributions, dividends per Nasdaq-100 Share will be calculated at least to the nearest 1⁄100th of $0.01. On each Record Date, the Trustee shall compute the aggregate amount of funds (if any) to be distributed through the Depository to Beneficial Owners as described in Section 3.11 which shall be paid on the last Business Day in the calendar month following each Ex-Dividend Date (the “Dividend Payment Date”). However, for the regular Ex-Dividend Date occurring on the first Business Day subsequent to the third Friday of the month of December, the Dividend Payment Date shall instead be the last Business Day in December. On each Dividend Payment Date, the Trustee shall distribute to the Depository (i) the aggregate amount of funds to be distributed to each Beneficial Owner pursuant to this Section 3.04 and (ii) the aggregate amount of Nasdaq-100 Shares and cash, if any, to Beneficial Owners participating in a dividend reinvestment plan or service pursuant to Section 3.09, if and when established. All such distributions shall be made in accordance with the provisions of Section 3.11. If the Trustee is required to advance funds for the payment of any distribution, the Trustee will reimburse itself for such advance plus interest in accordance with Section 3.04(f) and shall have a lien against and a security interest in the assets of the Trust for the payment of such advance plus interest as provided in Section 8.04.

Amendment No. 2 to the Trust Indenture and Agreement, dated April 25th, 2018, and effective as of June 4, 2018 (the “Amendment”), made by the Sponsor and the Trustee, amended the Trust Indenture and Agreement, dated March 4, 1999, as previously amended March 21, 2007 (the “Indenture”). The Amendment provides that the third recital in the Indenture shall be deleted in its entirety and replaced with the following:

“WHEREAS, this first series of the Trust shall be designated and known as the “Invesco QQQ Trust, Series 1” and shall be subject to the terms and provisions of this Indenture and of the Agreement incorporated herein;”.

The amendment further provides:

Any references to the “PowerShares QQQ TrustSM, Series 1” or the “PowerShares QQQ Trust” in the Indenture and Agreement shall be deemed references to the “Invesco QQQ TrustSM, Series 1” or the “Invesco QQQ Trust”, as applicable.

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Tax Information

(Unaudited)

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Trust designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended September 30, 2018:

	Qualified Dividend Income*	Dividends-Received Deduction*
Invesco QQQ TrustSM, Series 1	100%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal period.

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Invesco QQQ TrustSM, Series 1

Sponsor

Invesco Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20036

P-QQQ-AR-1